Other Operating (Income) Expenses, net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Operating (Income) Expenses, Net

Other operating (income) expenses, net, consist of the following (in millions):

	2014	2013	2012
Net losses (gains) on disposal of assets, restaurant closures and refranchisings	$25.4	$0.7	$30.8
Litigation settlements and reserves, net	4.0	7.6	1.7
Net losses (gains) on derivatives	290.9	—	8.7
Foreign exchange net (gains) losses	(3.8)	7.4	(4.2)

Other, net	10.9	5.6	12.2

Other operating (income) expenses, net	$327.4	$21.3	$49.2